Supplementary Information on Oil and Gas Exploration and Production (Unaudited) - Summary in Tabular Form of Operating Profit After Tax From Oil and Natural Gas Producing Activities Excluding Overheads and Interest Costs (Detail)
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Revenues
Total Income	₨ 1,349,845	$ 17,792	₨ 913,901	₨ 871,023
Results before income tax expenses	360,147	4,747	166,074	(68,777)
Income tax expenses	103,068	$ 1,359	19,084	(26,677)
India [member]
Revenues
Sales	124,301		75,308	126,608
Transfers	0		0	0
Operating Income	233		342	188
Total Income	124,534		75,650	126,796
Production costs	(59,565)		(39,582)	(50,251)
Exploration (expenses)/ reversal	(26,180)		(69)	(22)
Depreciation, depletion and amortization and valuation provisions	39,858		(21,235)	(175,086)
Results before income tax expenses	78,647		14,764	(98,563)
Income tax expenses	(34,741)		(3,031)	33,868
Results of operations from producing activities (excluding corporate overhead and interest costs)	43,906		11,733	(64,695)
Sri Lanka [member]
Revenues
Exploration (expenses)/ reversal	(1)		(1)	(4)
Results before income tax expenses	(1)		(1)	(4)
Results of operations from producing activities (excluding corporate overhead and interest costs)	(1)		(1)	(4)
South Africa [member]
Revenues
Sales	0		0	0
Transfers	0		0	0
Operating Income	0		0	0
Total Income	0		0	0
Exploration (expenses)/ reversal				(1)
Results before income tax expenses				(1)
Results of operations from producing activities (excluding corporate overhead and interest costs)	₨ 0		₨ 0	₨ (1)